Cost Reduction and Manufacturing Capacity Rationalization	12 Months Ended
Dec. 31, 2024
Restructuring and Related Activities [Abstract]
Cost Reduction and Manufacturing Capacity Rationalization	Cost Reduction and Manufacturing Capacity Rationalization
During the quarter ended December 31, 2023, management approved restructuring programs to align the Company’s cost structure to support margin expansion. The programs include workforce reductions and footprint optimization across segments. We incurred $10.8 million expense during the year ended December 31, 2024 related to this program.
The changes in accrued restructuring balances are as follows:

	Global Seating	Electrical Systems	Trim Systems & Components	Corporate/Other	Total
December 31, 2023	$—	$—	$128	$983	$1,111
New charges	1,546	3,745	5,329	164	10,784
Payments and other adjustments	(1,518)	(3,745)	(5,457)	(787)	(11,507)
December 31, 2024	$28	$—	$—	$360	$388

	Global Seating	Electrical Systems	Trim Systems & Components	Corporate/Other	Total
December 31, 2022	$—	$—	$(5)	$—	$(5)
New charges	131	8	678	983	1,800
Payments and other adjustments	(131)	(8)	(545)	—	(684)
December 31, 2023	$—	$—	$128	$983	$1,111
Of the $10.8 million costs incurred in the twelve months ended December 31, 2024, $8.4 million primarily related to headcount reductions and $2.4 million related to facility exit and other costs. For the twelve months ended December 31, 2024, Global Seating segment had new charges of $1.5 million related to headcount reductions. Electrical Systems segment had a new charge of $3.7 million related to headcount reductions. Trim Systems and Components segment had a new charge of $3.0 million related to headcount reductions and $2.3 million related to facility exit and other costs. Corporate had a new charge of $0.2 million related to headcount reductions. Of the $10.8 million costs incurred, $9.2 million was recorded in cost of revenues and $1.6 million was recorded in selling, general and administrative expenses.
Of the $1.8 million costs incurred in the twelve months ended December 31, 2023, $1.8 million related to headcount reductions. For the twelve months ended December 31, 2023, Global Seating segment had new charges of $0.1 million related to headcount reductions. Trim Systems and Components had new charges of $0.7 million related to headcount reductions. Corporate had a new charge of $1.0 million related to headcount reductions. Of the $1.8 million costs incurred, $0.8 million was recorded in cost of revenues and $1.0 million was recorded in selling, general and administrative expenses.